JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments and affiliates (Details) - USD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
JOINT VENTURES AND ASSOCIATES
As of the beginning of the year		$ 29,378,923	$ 23,103,963	$ 23,350,125
Monetary contributions			101,883
Non-monetary contributions (Note 12)		3,000	2,931,699	250,000
Revaluation of property, plant and equipment	[1]	(586,268)	(413,618)	521,406
Share-based incentives		50,315
Foreign currency translation		7,845,756	2,657,567	(3,494,761)
Share of profit or loss		1,144,418	997,429	2,477,193
As of the end of the year		$ 37,836,144	$ 29,378,923	$ 23,103,963

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $315,683, ($222,717) and ($173,802) for the years ended June 30, 2022, 2021 and 2020, respectively.